Condensed consolidating financial information (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2017
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) [Line Items]
Increase (decrease) through change in equity of subsidiaries, equity	£ (786)	£ 1,051	£ 357
Company
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) [Line Items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	4,069			£ 5,682
Lloyds Bank
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) [Line Items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent	(10,821)			£ (9,962)
Equity attributable to owners of parent [member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) [Line Items]
Increase (decrease) through change in equity of subsidiaries, equity	£ (254)	£ (482)	£ (658)